Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

August 31, 2017

Dates Covered
Collections Period	08/01/17 - 08/31/17
Interest Accrual Period	08/15/17 - 09/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/17	500,117,842.64	26,409
Yield Supplement Overcollateralization Amount 07/31/17	18,588,689.63	0
Receivables Balance 07/31/17	518,706,532.27	26,409
Principal Payments	19,132,959.39	470
Defaulted Receivables	1,554,906.72	76
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/17	17,562,515.70	0
Pool Balance at 08/31/17	480,456,150.46	25,863

Pool Statistics	$ Amount	# of Accounts
Pool Factor	54.22%
Prepayment ABS Speed	1.57%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	9,909,567.15	448
Past Due 61-90 days	3,108,665.56	154
Past Due 91-120 days	584,983.59	33
Past Due 121+ days	0.00	0
Total	13,603,216.30	635

Total 31+ Delinquent as % Ending Pool Balance	2.83%
Total 61+ Delinquent as % Ending Pool Balance	0.77%
Delinquency Trigger Occurred	NO

Recoveries	892,312.21
Aggregate Net Losses/(Gains) - August 2017	662,594.51
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.53%
Prior Net Losses Ratio	1.61%
Second Prior Net Losses Ratio	1.59%
Third Prior Net Losses Ratio	1.47%
Four Month Average	1.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.38%

Overcollateralization Target Amount	21,620,526.77
Actual Overcollateralization	21,620,526.77
Weighted Average APR	3.93%
Weighted Average APR, Yield Adjusted	5.78%
Weighted Average Remaining Term	49.96

Flow of Funds	$ Amount

Collections	21,705,229.78
Investment Earnings on Cash Accounts	16,621.59
Servicing Fee	(432,255.44)
Transfer to Collection Account	0.00
Available Funds	21,289,595.93

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	643,060.79
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	18,776,916.03
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,869,619.11

Total Distributions of Available Funds	21,289,595.93

Servicing Fee	432,255.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 08/15/17	477,612,539.72
Principal Paid	18,776,916.03
Note Balance @ 09/15/17	458,835,623.69

Class A-1
Note Balance @ 08/15/17	0.00
Principal Paid	0.00
Note Balance @ 09/15/17	0.00
Note Factor @ 09/15/17	0.0000000%

Class A-2
Note Balance @ 08/15/17	122,782,539.72
Principal Paid	18,776,916.03
Note Balance @ 09/15/17	104,005,623.69
Note Factor @ 09/15/17	29.5470522%

Class A-3
Note Balance @ 08/15/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	262,000,000.00
Note Factor @ 09/15/17	100.0000000%

Class A-4
Note Balance @ 08/15/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	74,800,000.00
Note Factor @ 09/15/17	100.0000000%

Class B
Note Balance @ 08/15/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	18,030,000.00
Note Factor @ 09/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	643,060.79
Total Principal Paid	18,776,916.03
Total Paid	19,419,976.82

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	135,060.79
Principal Paid	18,776,916.03
Total Paid to A-2 Holders	18,911,976.82

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7487638
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.8633676
Total Distribution Amount	22.6121314

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3836954
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	53.3435114
Total A-2 Distribution Amount	53.7272068

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/17	2,196,494.13
Investment Earnings	1,680.26
Investment Earnings Paid	(1,680.26)
Deposit/(Withdrawal)	-
Balance as of 09/15/17	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13